Current and deferred income tax liability (Tables)	12 Months Ended
Dec. 31, 2021
Current and deferred income tax liability
Schedule of income and resource taxes

	2021	2020
	$	$
Current Tax Expense

Current income tax	27,543	20,535
	27,543	20,535

Deferred Tax Recovery

Deferred tax expense (recovery)	(2,440)	2,051
	(2,440)	2,051

Total tax expense	25,103	22,586

Schedule of reconciliation between income tax expense and the product of loss

	2021	2020
	$	$
Income before income taxes	2,995	49,977

Expected tax rate @ 26.50% (2020 - 26.50%)	794	13,244
Effect of tax rate differences	(814)	1,838
Stock based compensation costs	177	177
Other non-deductible expenses	7,044	909
Unrealized foreign exchange income	(69)	(175)
Inflation adjustment for Mexico tax purposes	638	150
Utilization of prior year losses	14,241	3,896
Foreign exchange and other	2,256	(3,326)
Mining royalties and other	836	5,873
	25,103	22,586

Schedule of temporary differences and components and movements of net deferred tax assets and liabilities

	Balance		Balance		Balance
	January 1,	Change in	December 31,	Change in	December 31,
	2020	2020	2020	2021	2021
	$	$	$	$	$

Property, plant, and equipment	(816)	341	(475)	3,956	3,481
Inventory	(1,178)	(2,892)	(4,070)	(2,078)	(6,148)
Provisions	3,726	(194)	3,532	2,525	6,057
Decommissioning liabilities	5,002	1,632	6,634	946	7,580
Mining royalties	1,615	103	1,718	(1,195)	523
Mining assets	(42,554)	157	(42,397)	1,896	(40,501)
Other items	2,298	(1,000)	1,298	1,562	2,860
Non-capital losses	6,286	(672)	5,614	(5,204)	410
Net deferred tax (liabilities) assets	(25,621)	(2,525)	(28,146)	2,408	(25,738)

Deferred tax assets have not been recognized in respect of the following temporary differences:

	2021	2020
	$	$
Non-capital and capital losses	56,612	62,250
Property, plant and equipment	96	83
Mineral properties	37,290	2,280
Other	(37)	(37)
	93,961	64,576